Shareholders' Equity - Additional Information 2 (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Apr. 23, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Stockholders Equity [Line Items]
Fractional shares	900
Maximum shares authorized for issuance as percentage of issued share capital		5.00%
Additional maximum shares authorized for issuance on business acquisitions and mergers percentage of issued share capital		5.00%
Ordinary shares, authorized (actual number of shares)	699,999,000		699,999,000
Ordinary Shares, nominal value	€ 0.09		€ 0.09
Ordinary share holders dividend entitled description	One-ninth
Ordinary share holders voting description	Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting of Shareholders.
Cumulative share holders voting description	A cumulative preference share entitles the holder thereof to cast nine votes in the General Meeting of Shareholders.
Common Class B [Member]
Schedule Of Stockholders Equity [Line Items]
Ordinary shares, authorized (actual number of shares)	9,000		9,000	9,000
Ordinary Shares, nominal value	€ 0.01		€ 0.01	€ 0.01
Maximum [Member]
Schedule Of Stockholders Equity [Line Items]
Percentage of issued share capital right to restrict or exclude preemptive rights by board of management	10.00%